Provisions - Other Foreign Subsidiaries - Estimated Benefit Payable (Details) - Other Foreign Countries - Foreign defined benefit plans [member] € in Millions	Dec. 31, 2017 EUR (€)
Within one year
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 620
2019
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	636
2020
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	653
2021
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	670
2022
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	689
2023 to 2027
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 3,689